Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Assets and Liabilities Related to Both Operating and Finance Leases
The gross amounts of assets and liabilities related to both operating and finance leases were as follows:

	Balance Sheet Caption	December 31, 2022
		US$
Assets:
Operating lease right-of-use assets	Operating lease right-of-use assets	144,168
Finance lease right-of-use assets	Property and equipment, net	9,089

Total right-of-use assets		153,257

	Balance Sheet Caption	December 31, 2022
		US$
Liabilities:
Current:
Operating lease liabilities	Current operating lease liabilities	(27,653)
Finance lease liabilities	Accrued expenses and other current liabilities	(2,916)
Non-current:
Operating lease liabilities	Operating lease liabilities, non-current	(116,564)
Finance lease liabilities	Finance lease obligations, non-current	(867)

Total lease liabilities		(148,000)

Schedule of Lease Cost
The components of lease cost were as follows:

Year ended December 31, 2022
US$
Operating lease cost	29,564
Finance lease cost
Amortization of right-of-use assets	653
Interest on lease liabilities	557
Short-term lease costs	307

Total	31,081

Schedule of Lease Terms and Discount Rates
Lease terms and discount rates are as follows:

December 31, 2022
Weighted average remaining lease term (years):
Operating leases	6.05
Finance leases	1.21

Weighted average discount rate:
Operating leases	1.36%
Finance leases	11.46%

Schedule of Future Minimum Lease Payments
Future minimum lease payments as of December 31, 2022, including rental payments for lease renewal options the Group is reasonably certain to exercise were as follows:

	Operating leases	Finance leases
	US$	US$
2023	29,441	3,172
2024	29,543	894
2025	26,466	—
2026	22,867	—
2027	16,673	—
2028 and thereafter	25,713	—

Total lease payments	150,703	4,066
Less: imputed interest	(6,486)	(283)

Present value of lease liabilities	144,217	3,783

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2022
US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	27,175
Operating cash flows from finance leases	557
Financing cash flows from finance leases	3,624

Right-of-use assets obtained in exchange for lease obligations a
Operating leases	24,270
Finance leases	2,719

a.
This supplemental non-cash disclosure for right of use assets obtained in exchange for new lease liabilities refers to an increase in lease liabilities associated with obtaining new right of use assets.

Schedule of Future Minimum Lease Payments for Capital Leases
The approximate future minimum lease payments under operating leases as of December 31, 2021 follow:

Year ended December 31, 2021	US$
2022	31,054
2023	28,101
2024	24,543
2025	19,421
2026	14,914
2027	8,353
2028	2,637

Schedule of Capital Lease Obligations
The Group’s capital lease obligations as of December 31, 2021 are summarized as follows:

	December 31, 2021
	Present value of the minimum lease payments	Total minimum lease payments
	US$	US$
Within 1 year	2,343	2,724
After 1 year but within 2 years	2,016	2,154
After 2 years	329	336

	4,688	5,214
Less: total future interest expense		(526)

Present value of lease obligations		4,688

Including:
Current portion		2,343
Non-current portion		2,345